Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2019 CNY (¥)
Deferred subsidy income	¥ 7,509	¥ 3,920
Operating lease right-of-use assets	14,997	16,435	$ 2,298	¥ 13,100
Operating lease, liability	13,600		$ 2,084	¥ 11,333
Impairment loss, contract assets with customer	¥ 0	¥ 0
Minimum [Member]
VAT surcharges percent	6.00%
Maximum [Member]
VAT surcharges percent	12.00%
Peoples Bank of China [Member]
Translation exchange rates	6.5249	6.9762	6.5249
Federal Reserve Bank of New York [Member]
Translation exchange rates	6.5250		6.5250